Interest in Joint Venture (Details Narrative)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2023
Polar charge group [member]
IfrsStatementLineItems [Line Items]
Equity method ownership percentage	9.00%	9.00%	9.00%	9.00%